The Millicom Group - A.2. Joint Ventures (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Statutory reserves unavailable for distribution	$ 345,000,000	$ 324,000,000	$ 345,000,000	$ 321,000,000
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		2,966,000,000
Results for the year		(68,000,000)	(6,000,000)	0
Investments in joint ventures	2,966,000,000	2,867,000,000	2,966,000,000
Joint ventures
Disclosure of joint ventures [line items]
Assets (liabilities)	3,457,000,000	3,405,000,000	3,457,000,000
Statutory reserves unavailable for distribution	123,000,000	133,000,000	123,000,000
Dividends and advances paid to Millicom		$ 243,000,000	203,000,000
Guatemala joint ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		55.00%
Dividends and advances paid to Millicom		$ 211,000,000	162,000,000	77,000,000
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		2,145,000,000	2,179,000,000
Adjustment on adoption of IFRS 15 and IFRS 9 (net of tax)		18,000,000
Capital increase		0
Change in scope			0
Results for the year		131,000,000	126,000,000	106,000,000
Dividends declared during the year		(177,000,000)	(168,000,000)
Currency exchange differences		(14,000,000)	7,000,000
Investments in joint ventures	2,145,000,000	$ 2,103,500,000	$ 2,145,000,000	2,179,000,000
Comunicaciones Celulares S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		55.00%	55.00%
Navega.com S.A.
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		55.00%	55.00%
Honduras joint ventures
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		66.70%
Dividends and advances paid to Millicom		$ 32,000,000	$ 40,000,000	66,000,000
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		726,000,000	766,000,000
Adjustment on adoption of IFRS 15 and IFRS 9 (net of tax)		5,000,000
Capital increase		3,000,000
Change in scope			0
Results for the year		23,000,000	15,000,000	9,000,000
Dividends declared during the year		0	(46,000,000)
Currency exchange differences		(26,000,000)	(9,000,000)
Investments in joint ventures	726,000,000	$ 730,100,000	$ 726,000,000	766,000,000
Telefonica Celular S.A
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		66.70%	66.70%
Navega S.A. de CV
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		66.70%	66.70%
Ghana
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%	50.00%
Dividends and advances paid to Millicom	0	$ 0
Increase (Decrease) Joint Ventures [Roll Forward]
Investments in joint ventures		96,000,000	$ 0
Adjustment on adoption of IFRS 15 and IFRS 9 (net of tax)		0
Capital increase		0
Change in scope			102,000,000
Results for the year	(6,000,000)	(68,000,000)	(6,000,000)
Dividends declared during the year		0	0
Currency exchange differences		3,000,000	0
Investments in joint ventures	$ 96,000,000	$ 31,800,000	$ 96,000,000	$ 0